Fees Summary	Sep. 05, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 857,000
Previously Paid Amount	0.00
Total Fee Amount	126.49
Total Offset Amount	0.00
Net Fee	126.49
Narrative - Max Aggregate Offering Price	$ 857,000
Final Prospectus	true